Supplementary Cash Flow Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary cash flow information:
Cash paid for interest	$ 379,784,000	$ 379,978,000	$ 374,648,000
Cash paid for income taxes, net of tax refund	547,401,000	689,954,000	542,625,000
Tax Benefit From Stock Options Exercised 1	18,073,000	8,529,000	8,882,000
Supplemental disclosures of cash flow information, details for acquisitions:
Acquisition purchase price allocation assets acquired	(216,023,000)	(2,505,027,000)	(417,669,000)
Acquisition purchase price allocation liabilities assumed	(34,841,000)	(450,808,000)	(31,335,000)
Noncontrolling interest subject to put provisions	(7,622,000)	(95,015,000)	(15,460,000)
Noncontrolling interest	(983,000)	(328,997,000)	(9,104,000)
Acquisition purchase price allocation notes payable and long term debt	(69,233,000)	(18,253,000)	(66,917,000)
Cash paid	103,344,000	1,611,954,000	294,853,000
Less cash acquired	3,193,000	132,433,000	6,858,000
Net cash paid for acquisitions		(1,479,521,000)	(287,995,000)
Cash Paid For Investments	(184,101,000)	(274,913,000)	(195,921,000)
Cash paid for intangible assets	$ (32,558,000)	(24,624,000)	(11,809,000)
Cash paid for acquisitions and investments net of cash acquired and purchases of intangible assets		$ (1,779,058,000)	$ (495,725,000)